Convertible Debts (Interest Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONVERTIBLE DEBTS [Abstract]
Interest expense at an annual rate of 4.00%	$ 1,418
Annual interest rate	4.00%
Amortization of debt issuance costs	441
Total interest expense	$ 1,859	$ 0	$ 0